BALANCE SHEETS (Parenthetical) - $ / shares	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Balance Sheets Parenthetical
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, authorized shares	50,000,000	50,000,000	50,000,000
Common stock, issued shares	3,800,000	3,800,000	3,800,000
Common stock, outstanding shares	3,800,000	3,800,000	3,800,000